Share Based Compensation (Details Narrative) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation expense	$ 58,108	$ 301,838	$ 385,502	$ 137,995
Per-share weighted average grant-date fair value of stock options granted			229,331	$ 184,860
Unrecognized share based compensation			$ 243,000
Stock-based compensation expense	$ 58,000	$ 301,000
Minimum [Member]
Vesting period	2 years		2 years
Maximum [Member]
Vesting period	4 years		4 years
Employee Share Option Plan [Member]
Maximum shares authorized under the Plan	1,375,000		1,375,000
Shares available for future issuance under Plan	304,874		313,569	481,087